Provision For Income Tax (Tables)	12 Months Ended
Mar. 31, 2025
Provision For Income Tax [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense

The current and deferred portions of the income tax expense included in the consolidated statements of operations and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the year ended March 31,
	2025	2024	2023
Current income tax	$—	$128,932	$130,225
Deferred income tax	(174,620)	—	—
(Benefit from) Provision for income taxes	$(174,620)	$128,932	$130,225

Schedule of Reconciliation Effective Tax

The following tables provide the reconciliation of the difference between the statutory and effective tax expenses following as of March 31, 2025, 2024 and 2023:

	For the year ended March 31,
	2025	2024	2023
(Loss) Income before income tax	$(1,635,736)	$912,370	$949,649
Tax expenses at the British Virgin Islands statutory tax rare	—	—	—
Income taxes computed at Hong Kong Profits Tax rate	(269,896)	150,541	156,692
Tax allowance at the statutory tax rates	(1,362)	(1,276)	(765)
Tax effect on non-assessable income*	(18)	(18)	(5,062)
Tax effect on non-deductible expenditure	75,483	772	403
Tax effect of two-tier tax rate	21,173	(21,087)	(21,042)
Exchange difference	—	—	(1)
(Benefit from) Provision for income taxes	$(174,620)	$128,932	$130,225

*	Income that is not taxable mainly consisted of government grants which are non-taxable under Hong Kong profits tax law.
	For the year ended March 31,
	2025	2024	2023
British Virgin Islands statutory tax rate	—%	—%	—%
HK Profits tax rate	16.5%	16.5%	16.5%
Tax allowance at the statutory tax rates	0.1%	(0.1)%	(0.1)%
Non-assessable income	—%	—%	(0.5)%
Non-deductible expenditure	(4.6)%	—%	—%
Two-tier tax rate	(1.3)%	(2.3)%	(2.2)%
Effective tax rate	10.7%	14.1%	13.7%

Schedule of Deferred Tax Assets

An analysis of the Company’s deferred tax assets as of March 31, 2025 and 2024 was as follows:

	As of March 31,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	174,915	—
Less: Valuation allowance	—	—
Deferred tax assets - net	$174,915	$—

Schedule of Movement of Deferred Tax Assets

The movement of deferred tax assets is as follows:

	As of March 31,
	2025	2024
Balance at beginning of the year	$—	$—
Additions	174,620	—
Utilization	—	—
Exchange adjustment	295	—
Balance at end of the year	$174,915	$—